BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund (the “Core Bond Fund”)

Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated March 1, 2024

to the Prospectus dated October 27, 2023

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effectively immediately, Christopher Bingaman will no longer serve as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Diamond Hill Capital Management, Inc. (“Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund”). Christopher Welch continues to serve as portfolio manager of Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, all references and information related to Christopher Bingaman in the Prospectus are hereby deleted in their entirety.

B.

Kevin Schmitz no longer serves as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS’s Allocated Portion of the Small/Mid Cap Value Fund”). Richard Offen continues to serve as portfolio manager of MFS’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, all references and information related to Kevin Schmitz in the Prospectus are hereby deleted in their entirety.

C.

Steven Lear no longer serves as a portfolio manager of the portion of the assets of the Core Bond Fund managed by J.P. Morgan Investment Management Inc. (“JPMIM’s Allocated Portion of the Core Bond Fund”). Richard Figuly, Justin Rucker, Andrew Melchiorre and Edward Fitzpatrick III continue to serve as portfolio managers of JPMIM’s Allocated Portion of the Core Bond Fund.

Accordingly, all references and information related to Steven Lear in the Prospectus are hereby deleted in their entirety.

D.

Effective April 1, 2024, Michael Collins will no longer serve as a portfolio manager of the portion of the assets of the Core Bond Fund managed by PGIM, Inc. (“PGIM’s Allocated Portion of the Core Bond Fund”). Richard Piccirillo and Gregory Peters continue to serve as portfolio managers of PGIM’s Allocated Portion of the Core Bond Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “PGIM” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Core Bond Fund is replaced with the following:

Portfolio Managers	Position with PGIM	Length of Service to the Fund
Richard Piccirillo	Managing Director and Senior Portfolio Manager	Since Inception

Gregory Peters	Managing Director and Co-Chief Investment Officer	Since March 2014

Michael Collins, CFA*	Managing Director and Senior Portfolio Manager	Since March 2014

* Effective April 1. 2024, Mr. Collins will no longer serve as a portfolio manager of the portion of the assets of the Fund managed by PGIM.

E.

Effective immediately, Alex Summers has been added as a portfolio manager of the portion of the assets of the International Equity Fund managed by Baillie Gifford Overseas Limited (“Baillie Gifford Overseas’ Allocated Portion of the International Equity Fund”). Joe Faraday, Iain Campbell, Sophie Earnshaw, Milena Mileva and Stephen Paice continue to serve as portfolio managers of Baillie Gifford Overseas’ Allocated Portion of the International Equity Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Baillie Gifford Overseas” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the International Equity Fund is replaced with the following:

Portfolio Managers	Position with Baillie Gifford Overseas	Length of Service to the Fund
Joe Faraday	Investment Manager	Since Inception

Iain Campbell	Investment Manager	Since Inception

Sophie Earnshaw	Investment Manager	Since September 2018

Milena Mileva	Investment Manager	Since May 2022

Stephen Paice	Investment Manager	Since July 2022

Alex Summers	Investment Manager	Since March 2024

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Baillie Gifford Overseas – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Iain Campbell and Joe Faraday have been portfolio managers of the International Equity Fund since its inception. Sophie Earnshaw has been a portfolio manager of the International Equity Fund since September 2018. Milena Mileva has been a portfolio manager of the International Equity Fund since May 2022. Stephen Paice has been a portfolio manager of the International Equity Fund since July 2022. Alex Summers has been a portfolio manager of the International Equity Fund since March 2024.

Mr. Faraday is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2002. He is a member of the International Focus Portfolio Construction Group.

Mr. Campbell is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2004. He is a Partner and also a member of the International All Cap Portfolio Construction Group.

Ms. Earnshaw is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2010. She is also a member of the International All Cap Portfolio Construction Group.

Ms. Mileva is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2009. She is a Partner and also a member of the International All Cap Portfolio Construction Group.

Mr. Paice is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2005. He is a member of the International All Cap Portfolio Construction Group.

Mr. Summers is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2022. Prior to joining Baillie Gifford Overseas, he was a senior investment analyst at Stewart Investors from 2013. Mr. Summers is a CFA charterholder.

F.

Toma Kobayashi is added as a portfolio manager to the portion of the assets of the International Equity Fund managed by Marathon Asset Management Limited (“Marathon-London’s Allocated Portion of the International Equity Fund”). Effective April 5, 2024, Neil Ostrer will no longer serve as a portfolio manager of Marathon-London’s Allocated Portion of the International Equity Fund. Charles Carter, Nick Longhurst, William J. Arah and Simon Somerville continue to serve as portfolio managers of Marathon-London’s Allocated Portion of the International Equity Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Marathon-London” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the International Equity Fund is replaced with the following:

Portfolio Managers	Position with Marathon-London	Length of Service to the Fund
Neil M. Ostrer*	Founder and Portfolio Manager – Europe	Since June 2021

Charles Carter	Managing Director and Portfolio Manager – Europe	Since June 2021

Nick Longhurst	Portfolio Manager – Europe	Since June 2021

Willian J. Arah	Founder and Portfolio Manager – Japan	Since June 2021

Simon Somerville	Portfolio Manager – Japan	Since June 2021

Toma Kobayashi	Portfolio Manager – Japan	Since March 2024

* Effective April 5, 2024, Mr. Ostrer will no longer serve as a portfolio manager of the portion of the assets of the Fund managed by Marathon-London.

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Marathon-London – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Neil M. Ostrer, Charles Carter, Nick Longhurst, William J. Arah and Simon Somerville have served as portfolio managers of the International Equity Fund since June 2021. Toma Kobayashi has been a portfolio manager of the International Equity Fund since March 2024. Effective April 5, 2024, Mr. Ostrer will no longer serve as a portfolio manager of the portion of the assets of the International Equity Fund managed by Marathon-London.

Mr. Ostrer co-founded Marathon-London in 1986 and is a Portfolio Manager focusing on investments in Europe. Prior to Marathon-London, he worked at Carnegie International as a Director of International Sales. Mr. Ostrer began his investment career at G.T. Management, where he began managing the G.T. European Unit Trust before he was appointed Director, G.T. Management UK. Mr. Ostrer began his investment career in 1981.

Mr. Carter joined Marathon-London in 1998 and is Managing Director and a Portfolio Manager focusing on investments in Europe. Previously, he worked for Olivetti S.p.A. as part of an internal merger and acquisition team involved in restructuring the firm’s business. Prior to that he worked for Lazard Brothers in Investment Banking. Mr. Carter began his investment career 1989.

Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Previously, he worked for American Express Asset Management as Senior Pan-European Investment Analyst. Prior to that he worked for Schroder Investment Management as Senior Pan-European Analyst managing the Schroder International Eurotech Fund. Mr. Longhurst began his investment career in 1994.

Mr. Arah co-founded Marathon-London in 1986 and is a Portfolio Manager focusing on investments in Japan. He has managed assets at Marathon-London since 1987. Previously, he was employed at Rowe and Pitman and at Goldman Sachs based in Tokyo. Mr. Arah began his investment career in 1982.

Mr. Somerville joined Marathon-London in 2016 and is a Portfolio Manager focusing on investment in Japan. Previously, he worked for Jupiter Asset Management as strategy head, Head of Pan-Asian Equities and Co-Head of Asian Equities. Prior to that he worked for Cazenove Fund Management as Head of Global and Japan Equities. Mr. Somerville began his investment career in 1990.

Mr. Kobayashi joined Marathon-London in 2018, initially as an analyst covering Japanese equity prior to assuming portfolio management responsibilities in July 2022. Previously, he worked for Orbis Investments where he was a generalist in the Japanese equity team. Mr. Kobayashi began his investment career in 2014.

G.	The address of Metropolitan West Asset Management, LLC (“MetWest”) is hereby replaced with 515 South Flower Street, Los Angeles, CA 90071.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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